STOCK BASED COMPENSATION - Narrative (FY) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 14, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of options exercised				$ 162,000	$ 3,400,000
Share-based payment award, options, non-vested (in shares)	192,689
Share-based compensation expense	$ 900,000
Cost not yet recognized		$ 17,000
Common stock, capital shares reserved for future issuance (in shares)		1,525,175
Percentage of amount of shares of common stock		5.00%
Restricted Stock | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights percentage		33.00%		33.00%
Restricted Stock | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights percentage		33.00%		33.00%
Restricted Stock | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights percentage		33.00%		33.00%
Legacy Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 17,000	$ 30,000	$ 118,000	982,000
Intrinsic value of remaining options				0
Cost not yet recognized				35,000
2022 Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense				$ 704,000	$ 246,000
Common stock, capital shares reserved for future issuance (in shares)				1,525,175
Percentage of amount of shares of common stock				5.00%	5.00%
Additional shares reserved for issuance (in shares)						1,332,986
Unrecognized expense				$ 1,336,000